Organization and Business (Details) - Schedule of company’s revenue disaggregated by category and source - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of company’s revenue disaggregated by category and source [Abstract]
Government contracts	$ 416	$ 152
Equipment sales	113	12
Other	40
Total revenue	$ 569	$ 164